Financial Instruments (Details) - Schedule of financial assets and financial liabilities £ in Thousands	Jun. 30, 2022 GBP (£)
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value	£ 118,237
Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value	1,493
Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value
Level 3 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value	116,744
Warrants [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value	5,675
Warrants [Member] | Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value	1,493
Warrants [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value
Warrants [Member] | Level 3 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value	4,182
Embedded Derivative [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value	112,562
Embedded Derivative [Member] | Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value
Embedded Derivative [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value
Embedded Derivative [Member] | Level 3 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities [Line Items]
Fair value	£ 112,562